Fair Value Measurements (Details) - Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Parent Company	$ 393	$ 530	$ 658
Derivative related to Service Agreement
Total Financial Assets, net	393	530	658
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Parent Company	393	530	658
Derivative related to Service Agreement
Total Financial Assets, net	393	530	658
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Parent Company
Derivative related to Service Agreement
Total Financial Assets, net
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in Parent Company
Derivative related to Service Agreement
Total Financial Assets, net